Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Prepaid And Other Current Assets [Line Items]
Due from Baxter International Inc	$ 397
Prepaid expenses and other	223	$ 173
Prepaid expenses and other current assets	$ 620	$ 173